Fair Value Level 4 (Details) - Nonrecurring Fair Value Measurements of Long-lived assets held and used (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset impairments		$ 5	$ 111	$ 23
Impairment of Long-Lived Assets to be Disposed of			13	0
Asset Impairment Charges	5	5	124	23
epoxy [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value of Long-Lived Assets held and Used		5	207
Fair Value of Long-Lived Assets held and Used		0	103
Asset Impairment Charges		(5)	(104)
Discount rate for probability-weighted forecast model			14.00%
Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures - Customer Loss [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value of Long-Lived Assets held and Used				22
Fair Value of Long-Lived Assets held and Used				20
Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures - Customer Loss [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate for probability-weighted forecast model				2.00%
Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures - Customer Loss [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate for probability-weighted forecast model				10.00%
Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value of Long-Lived Assets held and Used				26
Fair Value of Long-Lived Assets held and Used				5
Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate for probability-weighted forecast model				2.00%
Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate for probability-weighted forecast model				3.00%
Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures - Customer Loss [Member] | FPD [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges				(2)
Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures [Member] | EPCD [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges				(15)
Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures [Member] | FPD [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges				(6)
Long-Lived Assets Held and Used [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value of Long-Lived Assets held and Used			8
Fair Value of Long-Lived Assets held and Used			1
Long-Lived Assets Held and Used [Member] | EPCD [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges			(7)
Long-Lived Assets Held for Sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value of Long-Lived Assets held and Used			13
Fair Value of Long-Lived Assets held and Used			0
Long-Lived Assets Held for Sale [Member] | EPCD [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges			$ (13)